(2) Basis of Presentation, Use of Estimates and Going Concern (Details Narrative) - USD ($)	6 Months Ended			8 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	May 01, 2018
Accounting Policies [Abstract]
Working capital deficit	$ 600,000
Accumulated deficit	(1,143,391)	$ (816,213)		$ (283,052)	$ (816,213)
Total stockholders' (deficit)	(968,319)	(641,141)	$ (351,295)	(282,255)	(641,141)	$ 797
Net loss	$ (327,178)	$ (314,151)	$ (219,009)	$ (283,052)	$ (533,161)